LOSS PER SHARE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
LOSS PER SHARE
Loss for the year attributable to the owners of Genetic Technologies Limited	$ (6,425,604)	$ (5,463,872)	$ (8,403,826)
Weighted average number of Ordinary Shares used in calculating loss per share	2,635,454,870	2,435,282,724	2,121,638,888
Number of options outstanding excluded from calculation diluted earnings per share	114,250,000	55,102,778	75,102,778